Supplemental Information - Supplemental Information of Income Statement (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Revenues
Net sales	$ 7,403	$ 7,872	$ 23,178	$ 23,655
Finance and interest income	336	294	1,012	891
Total revenues	7,739	8,166	24,190	24,546
Costs and Expenses
Cost of goods sold	5,998	6,352	18,797	19,117
Selling, general & administrative expenses	736	735	2,240	2,225
Research and development expenses	254	277	809	838
Restructuring expenses	56	3	98	32
Interest expense	327	290	976	863
Other, net	109	74	307	244
Total Costs and Expenses	7,480	7,731	23,227	23,319
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	259	435	963	1,227
Income taxes	(107)	(182)	(408)	(541)
Equity income of unconsolidated subsidiaries and affiliates	10	22	66	88
Net Income	162	275	621	774
Industrial Activities [Member]
Revenues
Net sales	7,403	7,872	23,180	23,665
Finance and interest income	65	70	191	203
Total revenues	7,468	7,942	23,371	23,868
Costs and Expenses
Cost of goods sold	5,998	6,352	18,799	19,127
Selling, general & administrative expenses	629	644	1,960	1,994
Research and development expenses	254	277	809	838
Restructuring expenses	56	3	98	32
Interest expense	211	192	630	571
Interest compensation to Financial Services	85	91	265	256
Other, net	92	63	239	179
Total Costs and Expenses	7,325	7,622	22,800	22,997
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	143	320	571	871
Income taxes	61	130	267	398
Equity income of unconsolidated subsidiaries and affiliates	4	18	52	77
Results from intersegment investments	76	67	265	224
Net Income	162	275	621	774
Financial Services [Member]
Revenues
Finance and interest income	455	416	1,363	1,247
Total revenues	455	416	1,363	1,247
Costs and Expenses
Selling, general & administrative expenses	107	91	280	231
Interest expense	180	164	530	491
Other, net	52	46	161	169
Total Costs and Expenses	339	301	971	891
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	116	115	392	356
Income taxes	46	52	141	143
Equity income of unconsolidated subsidiaries and affiliates	6	4	14	11
Results from intersegment investments	(1)	(2)	1	(4)
Net Income	$ 75	$ 65	$ 266	$ 220